Shareholder Report, Holdings (Details) - C000250242 [Member]	Jul. 31, 2024
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1],[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1],[2]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1],[2]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1],[2]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1],[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1],[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1],[2]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[1],[2]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1],[2]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1],[2]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1],[2]
Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Excludes money market funds.
[2]	The underlying fund is iShares Core S&P 500 ETF.
[3]	Rounds to less than 0.1%.